INVESTMENTS - Available-for-sale debt securities (Details) - CREATER ¥ in Millions	1 Months Ended
Sep. 30, 2017 CNY (¥)
Available-for-sale debt securities
Convertible notes term	2 years
Amount invested in convertible note	¥ 100
Interest rate	10.00%